Balance Sheet Information - Summary of Certain Significant Amounts Included in Condensed Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Expendable parts and supplies, net:
Expendable parts and supplies	$ 20,640	$ 39,089	$ 39,630
Less: expendable parts warranty	(4,583)	(6,079)	(6,295)
Less: obsolescence	(2,408)	(4,738)	(4,090)
Expendable parts and supplies, net	13,649	28,272	29,245
Prepaid expenses and other current assets:
Prepaid aviation insurance		740	3,176
Prepaid vendors		966	143
Prepaid other insurance		1,066	1,205
Lease Incentives		143	1,125
Prepaid fuel and other		456	1,645
Prepaid expenses and other current assets	2,283	3,371	7,294
Property and equipment, net:
Property and equipment-gross	75,247	600,924	1,049,203
Less: accumulated depreciation	(38,401)	(174,573)	(351,181)
Property and equipment-net	36,846	426,351	698,022
Property and equipment, net	36,846	426,351
Other assets:
Investments in equity securities	300	300	20,320
Lease incentives		812	954
Contract asset	4,948	6,081	8,756
Other	1,648	516	516
Other assets	6,896	7,709	30,546
Other accrued expenses:
Accrued property taxes	2,045	4,650	5,281
Accrued interest	1,071	2,997	3,447
Accrued vacation	6,450	7,421	6,763
Accrued lodging	3,855	4,433	3,984
Accrued maintenance	1,387	2,493	2,117
Accrued employee benefits	1,169	1,075	1,450
Accrued fleet operating expense	2,842	2,751	650
Other	9,380	6,488	3,309
Other accrued expenses	28,199	32,308	27,001
Other noncurrent liabilities:
Warrant liabilities	25,225	25,225	25,225
Lease incentive obligations		1,050	1,050
Long-term employee benefits	1,748	485	429
Other		1,819	1,818
Other noncurrent liabilities	26,973	28,579	28,522
Aircraft and Other Flight Equipment [Member]
Property and equipment, net:
Property and equipment-gross	65,659	591,421	1,039,782
Other Machinery and Equipment [Member]
Property and equipment, net:
Property and equipment-gross	$ 9,588	$ 9,503	$ 9,421